UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22495

Curian Series Trust

(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado 80237

(Address of principal executive offices) (Zip code)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: October 31

Date of reporting period: October 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

Curian Series Trust

Statements of Assets and Liabilities

October 31, 2011

	Curian/PIMCO Total Return Fund	Curian/PIMCO Income Fund	Curian/WMC International Equity Fund
Assets
Cash	$82,093	$45,300	$97,186
Receivable for fund shares sold	54	–	–

Total Assets	$82,147	$45,300	$97,186

Liabilities
Total Liabilities	–	–	–

Net Assets	$82,147	$45,300	$97,186

Net Assets Consist of:
Paid-in Capital	$82,147	$45,300	$97,186

Net Assets	$82,147	$45,300	$97,186

Class I Shares Issued and Outstanding	8,215	4,530	9,719
Net Asset Value per share (no par value)	$10.00	$10.00	$10.00

See accompanying Notes to the Financial Statements.

Curian Series Trust

Notes to Financial Statements

October 31, 2011

1. ORGANIZATION

Curian Series Trust (the “Trust”), organized as a Massachusetts business trust on November 5, 2010, as an open-end management investment company, under the Investment Company Act of 1940, as amended (“the 1940 Act”). As of October 31, 2011, the Trust consists of three series (collectively, the “Funds” and each individually a “Fund”): Curian/PIMCO Total Return Fund, Curian/PIMCO Income Fund, and Curian/WMC International Equity Fund. The Funds initially intend to offer only Class I shares. Each Fund is diversified and represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own investment objective, policies and strategies.

Curian Capital, LLC (“Curian” and “Adviser”) serves as the investment adviser of the Funds, with responsibility for the professional investment supervision and management of the Funds. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

The Funds have had no operations through October 31, 2011, other than matters relating to the sale and issuance of 8,215, 4,530, and 9,719 shares by the Curian/PIMCO Total Return Fund, Curian/PIMCO Income Fund, and Curian/WMC International Equity Fund, respectively, to Curian for $10.00 per share (aggregate purchase amount of $224,633). Share activity was related to capital stock transaction testing by the Funds’ sponsor in preparation of the Funds’ commencement of operations. As of October 31, 2011, Curian owned 100% of the outstanding shares of beneficial interest in each of the Funds.

During the period, the Funds had no investment operations, investment income, expenses, gains or losses; therefore the Schedules of Investments, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Management Discussion of Fund Performance are not presented.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statements of assets and liabilities. Actual results could differ from those estimates.

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. If so qualified, the Funds will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Since the Funds had no operations during the period and based on management’s evaluation of the Funds’ tax position under FASB ASC Topic 740 “Income Taxes”, no provision for federal income tax is required in the Funds’ financial statements for the period ended October 31, 2011.

All shareholders bear the common expenses of each Fund and earn income including realized gains/losses from the portfolio. Certain of the Trust’s expenses will be directly attributable to a specific Fund. Expenses that cannot be directly attributed are apportioned among each Fund in the Trust on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Curian Series Trust

Notes to Financial Statements

October 31, 2011

3. INVESTMENT MANAGEMENT & ADMINISTRATION

The Trust has entered into an Investment Advisory Agreement and an Administration Agreement with Curian. Subject to the oversight of the Funds’ Board of Trustees, Curian is responsible for managing the Funds’ business affairs and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds. The following arrangements will be effective upon the Funds’ commencement of operations.

Pursuant to the Investment Advisory Agreement, Curian receives an annual fee accrued daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of each Fund. Pursuant to the Administration Agreement, Curian receives an annual fee accrued daily and payable monthly, at an annual rate of 0.60% of the average daily net assets of Curian/PIMCO Total Return Fund and Curian/PIMCO Income Fund and 0.85% of the average daily net assets of Curian/WMC International Equity Fund.

In return for the fees paid under the Administration Agreement, Curian provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, Curian, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses, including brokerage commissions, taxes, other non-operating expenses, errors and omission insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, a portion of the costs associated with the Chief Compliance Officer, and certain nonrecurring or extraordinary expenses.

The Trust and Adviser have retained Pacific Investment Management Company LLC (“PIMCO”) as sub-adviser to manage the investment portfolios for Curian/PIMCO Total Return Fund and Curian/PIMCO Income Fund. PIMCO is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

The Trust and Adviser have retained Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership, as sub-adviser to manage the investment portfolios for Curian/WMC International Equity Fund. Wellington Management is a Massachusetts limited liability partnership, which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.

The following schedules represent the fees that the Funds are obligated to pay the Sub-Advisers:

FUND	ASSETS	FEES
Curian/PIMCO Total Return Fund	Assets up to $3 billion[1] All assets	0.25%
	When assets exceed $3 billion[2] $0 to $1 billion Amounts over $1 billion	0.25 0.225	% %

Curian/PIMCO Income Fund	All Assets	0.25%

[1]

When aggregate net assets of Curian/PIMCO Total Return Fund and Curian/PIMCO Income Fund of the Curian Series Trust and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund of the JNL Series Trust fall below $3 billion, this annual rate is applicable to all the amounts in the Curian/PIMCO Total Return Fund.

[2]

When aggregate net assets of Curian/PIMCO Total Return Fund and Curian/PIMCO Income Fund of the Curian Series Trust and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund of the JNL Series Trust equal or exceed $3 billion, these annual rates are applicable to all the amounts in the Curian/PIMCO Total Return Fund. The fee is computed based on the combined market value of the Curian/PIMCO Total Return Fund of Curian Series Trust and JNL/PIMCO Total Return Fund of JNL Series Trust, and PIMCO will aggregate Curian/PIMCO Total Return Fund (Curian Series Trust) and JNL/PIMCO Total Return Bond Fund (JNL Series Trust) assets to derive an average fee to be applied to Curian/PIMCO Total Return Fund (Curian Series Trust) and JNL/PIMCO Total Return Bond Fund (JNL Series Trust).

FUND	ASSETS	FEES
Curian/WMC International Equity Fund	$0 to $250 million Amounts over $250 million	0.45 0.40	% %

Curian Series Trust

Notes to Financial Statements

October 31, 2011

4. DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement with Curian Clearing LLC, an affiliate of the Adviser. The Funds pay no expenses related to services provided under the Distribution Agreement.

5. OTHER SERVICE PROVIDERS

JPMorgan Chase Bank, N.A. acts as custodian and securities lending agent for the Funds. The custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

The Trust has entered into a Transfer Agency Agreement and Shareholder Services Agreement with Jackson National Asset Management, LLC (“JNAM”), a wholly-owned subsidiary of Jackson and an affiliate of the Adviser. The Trust will cause Curian to pay JNAM for such services through the fees earned pursuant to the Administration Agreement.

Curian has entered into a Sub-Administration and Fund Accounting Services Agreement with Jackson Funds Services (“JFS”), a division of JNAM, and is responsible for the compensation of JFS for services provided pursuant to such agreement.

6. EXPENSE LIMITATION

The Trust and the Adviser have entered into an Expense Waiver Agreement whereby Curian has agreed to waive its fees and/or reimburse the other expenses to the extent necessary to reduce the expense ratios of the Funds, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to 0.80% for the Curian/PIMCO Total Return Fund, 0.85% for the Curian/PIMCO Income Fund, and 1.32% for the Curian/WMC International Equity Fund for the period ending one year from the effective date of the Trust’s registration statement.

The Adviser is entitled to recoup previously waived/reimbursed expenses for a period of up to three years following the fiscal year in which the waiver/reimbursement originally occurred so long as such recoupment does not cause a Fund to exceed its then current expense limitation.

7. ORGANIZATION AND OFFERING COSTS

Expenses incurred in connection with organizing and offering of the Trust and Funds will be paid by the Adviser. The Funds do not have an obligation to reimburse the Adviser or its affiliates for organizational and offering expenses paid on its behalf.

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes except that the Funds commenced operations on November 3, 2011.

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees of

Curian Series Trust:

We have audited the accompanying statements of assets and liabilities of Curian/PIMCO Total Return Fund, Curian/PIMCO Income Fund, and Curian/WMC International Equity Fund (the “Funds” within Curian Series Trust) as of October 31, 2011. These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2011, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois
December 12, 2011

TRUSTEES AND OFFICERS OF CURIAN SERIES TRUST (“TRUST”) (UNAUDITED)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Interested Trustee
Michael Bell (47)[1] 7601 Technology Drive Denver, CO 80237	Trustee[2] (11/2010 to present) President and Chief Executive Officer (11/2010 to present)	29
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
President and Chief Executive Officer of Curian Capital (12/2005 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Disinterested Trustees
David W. Agostine (48) 7601 Technology Drive Denver, CO 80237	Chairman of the Board and Trustee[2] (11/2010 to present)	29
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Principal, Market Metrics, LLC (01/2011 to present); President, Dividend Capital Investments, Inc. (2007 to 12/2010); Principal Executive Officer and President, DCI Group/BlackCreek Global Advisors (2007 to present); Chief Executive Officer and Partner, Intelect Integrated Electronics, Inc. (2003 to 2007)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Trustee, Dividend Capital Investments, Inc. (2007 to present)
Gregory P. Contillo (56) 7601 Technology Drive Denver, CO 80237	Trustee[2] (9/2011 to present)	29
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Crystal River Partners (2005 to present); President of MKA Capital Group Advisors, LLC (2007 to 2008)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Dylan E. Taylor (39) 7601 Technology Drive Denver, CO 80237	Trustee[2] (11/2010 to present)	29

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Executive Officer, USA, Colliers International (06/2009 to present); President, Grubb & Ellis Company (5/2008 to 6/2009); Executive Vice President, Grubb & Ellis Company (1/2008 to 6/2009); President – Corporate Services Group, Grubb & Ellis Company (10/2007 to 6/2009); Acting President – Global Client Services, Grubb & Ellis Company (1/2008 to 5/2008); Executive Vice President and Regional Managing Director of Corporate Services Group, Grubb & Ellis Company (11/2005 to 1/2008)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Scot T. Wetzel (41) 7601 Technology Drive Denver, CO 80237	Trustee[2] (11/2010 to present)	29

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Founder, Managing Director & Chief Executive Officer, Crestmoor Advisors, LLC (2010 to present); Chief Executive Officer, United Western Bancorp, Inc. (2005 to 2010)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Interested Director of United Western Bancorp, Inc. (12/2005 to 4/2010)

[1]	Michael Bell is an “interested person” of the Trust due to his position with Curian Capital, LLC.

[2]	The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Officers
Karen J. Buiter, CPA (46) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (11/2010 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President – Financial Reporting of JNAM (7/2011 to present); Assistant Vice President – Financial Reporting of JNAM (4/2008 to 6/2010); Assistant Treasurer of other investment companies advised by JNAM (12/2008 to present); Assistant Treasurer of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Treasurer of Henderson Global Funds (2/2004 to 3/2008); Assistant Controller of Code, Hennessy & Simmons LLC (2002 to 2004)

Kelly L. Crosser (38) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (11/2010 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by JNAM (9/2007 to present); Assistant Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/2007 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/2006 to 4/2007): Senior Paralegal of Jackson National Life Insurance Company (6/2004 to 2/2006)

Lewis Dellarco, Jr. (53) 7601 Technology Drive Denver, CO 80237	Anti-Money Laundering Officer (11/2010 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President and Chief Compliance Officer of Curian Capital, LLC (11/2002 to 6/2004) (12/2008 to present); Vice President and Chief Compliance Officer of Curian Clearing LLC (6/2004 to present); Vice President and Chief Compliance Officer of Jackson Investment Management, LLC (12/2008 to present)

Steven J. Fredricks (41) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (10/2011 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of JNAM and other Investment Companies advised by the JNAM (1/2005 to present); Chief Compliance Officer of other Investment Companies advised by Curian Capital, LLC (10/2011 to present)

Daniel W. Koors, CPA (41) 1 Corporate Way Lansing, MI 48951	Treasurer and Chief Financial Officer (Principal Financial Officer) (11/2010 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of JNAM (1/2009 to present) and Chief Operating Officer of JNAM (4/2011 to present); Chief Financial Officer of JNAM (1/2007 to 4/2011); Vice President of JNAM (1/2007 to 12/2008); Treasurer and Chief Financial Officer (Principal Financial Officer) of other investment companies advised by Curian Capital, LLC (11/2010 to present); Vice President of other Investment Companies advised by JNAM (12/2006 to present); Treasurer and Chief Financial Officer of other Investment Companies advised by JNAM (12/2006 to 11/2011); Assistant Treasurer of other Investment Companies advised by JNAM (9/2006 to 12/2006); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/2006 to 1/2009); Partner of Deloitte & Touche LLP (2003 to June 2006)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Michael Piszczek, CPA (53) 1 Corporate Way Lansing, MI 48951	Vice President (11/2010 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President – Tax of JNAM (7/2011 to present); Vice President of other Investment Companies advised by JNAM (11/2007 to present); Vice President of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Assistant Vice President – Tax of JNAM (11/2007 to 6/2011); Assistant Vice President – Nuveen Investments (4/1999 to 8/2007); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/1999 to 8/2007)

Susan S. Rhee (39) 1 Corporate Way Lansing, MI 48951	Vice President, Chief Legal Officer & Secretary (11/2010 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and General Counsel of JNAM (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to present) of JNAM; Vice President, Counsel, and Secretary of other Investment Companies advised by JNAM (2/2004 to present); Vice President, Chief Legal Officer & Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to 12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-877-847-4143 (Curian Care Center), or writing the Curian Care Center, 7601 Technology Way, Denver, Colorado 80237 or by visiting www.curianclearing.com.

TRUSTEES AND OFFICERS OF CURIAN SERIES TRUST (THE “TRUST”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are disinterested Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the twelve-month period ended October 31, 2011:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX [1]
David W. Agostine	$47,866	$0	$0	$59,359
Greg P. Contillo[2]	$8,389	$0	$0	$20,318
Dylan E. Taylor	$32,937	$0	$0	$44,866
Scot T. Wetzel[3]	$32,937	$0	$0	$44,866

1 The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust and the Curian Variable Series Trust (the “Fund Complex”). The fees are allocated between the Trust and affiliated investment company based on the estimated services provided to each entity. The total fees paid to all the independent Trustees is $169,409.

2 Mr. Contillo was elected a Trustee of the Trust on September 7, 2011.

3 Amount includes $18,366 deferred by Mr. Wetzel.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named David W. Agostine, Dylan E. Taylor, Scot T. Wetzel, and Gregory P. Contillo as audit committee financial experts serving on its Committee of Independent Trustees. The Committee of Independent Trustees functionally serves as the registrant’s audit committee. Each of these individuals is “independent,” meaning that he is not an “interested person” of the registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Committee of Independent Trustees or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

At the November 10, 2010, organizational meeting of the registrant, KPMG LLP (“KPMG”) was appointed by the Board of Trustees as the independent registered public accounting firm of the registrant for the period ended October 31, 2011.

The following table sets forth the amount of fees that were billed by KPMG for the respective period to the registrant. The registrant was seeded during the year ended October 31, 2011, therefore, only one (1) year of fees is noted below.

Fees for Services Rendered to the Registrant by the Principal Accountant

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2011	$15,500	$0	$0	$0

Fees for Services Rendered to the Adviser Entities by the Principal Accountant

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2011	$0	$0	$0

(e)(1) The Committee of Independent Trustees is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors’ independence. The Chairman of the Committee of Independent Trustees is authorized to approve audit and non-audit services for newly established Funds of the registrant on the same terms as the full Committee of Independent Trustees previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the period ended October 31, 2011, was $ 85,240.

(h) For the period ended October 31, 2011, the Committee of Independent Trustees of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Not applicable as the registrant did not have any investments during the reporting period.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees during the reporting period.

Item 11. Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits.

(a)	(1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Series Trust

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	December 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Bell
Michael A. Bell
Principal Executive Officer

Date:	December 16, 2011

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	December 16, 2011

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.